Remuneration of Key Management Personnel (Details) - Schedule of Remuneration of Key Management Personnel - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Remuneration of Key Management Personnel [Line Items]
Directors’ fee		$ 829	$ 406	$ 448
Bonus		100	148	1,065
Salary			379	1,013
Share based payments		758	(1,946)	3,499
G. Cerrone [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Directors’ fee	[1]	717	296	330
Bonus	[1]	100	148	855
Salary	[1]
Share based payments	[1]	562		624
Willy Simon [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Directors’ fee		56	55	59
Bonus
Salary
Share based payments		98	83	93
J Brancaccio [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Directors’ fee		56	55	59
Bonus
Salary
Share based payments		98	83	93
K. Shailubhai [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Directors’ fee
Bonus				210
Salary			379	600
Share based payments			(145)	492
T Adams [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Directors’ fee
Bonus
Salary				413
Share based payments			$ (1,967)	$ 2,197

[1]	Gabriele Cerrone’s 2021 bonus is the interest charged on his 2020 bonus due to delayed issuance of shares; his 2020 bonus includes a $13.2m realization bonus.